Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax
Schedule of income tax expense

	Year ended
	December 31,
(in thousands of euros)	2019	2020	2021
Loss before tax	(30,218)	(33,619)	(49,271)
Theoretical tax rate	31%	28%	26.5%
Tax benefit at theoretical rate	9,368	9,413	13,057
Tax credits	1,330	2,143	1,078
Permanent differences	(21)	1,641	85
Other differences	(404)	(471)	(582)
Tax rate differences	—	—	(80)
Non recognition of deferred tax assets related to tax losses and temporary differences	(10,272)	(12,726)	(13,921)
Actual income tax benefit	—	—	(364)
of which
Current taxes	—	—	(364)
Deferred taxes	—	—	—
Effective tax rate	—	—	0.74%